Note 8. Pension Expense	6 Months Ended
Jun. 30, 2011
Pension and Other Postretirement Benefits Disclosure [Text Block]
(8)	Pension Expense

The Company has in place a defined benefit pension plan under which all benefits were frozen in 2007.  The components of net periodic benefit cost are as follows (amounts in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010
Interest cost	$911	940	1,821	1,880
Expected return on plan assets	(1,070)	(922)	(2,139)	(1,844)
Recognized net actuarial loss	197	196	395	392
Net periodic cost	$38	214	77	428